Subsequent Events (Details) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)					$ 0	[1]
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)	$ 1.55	$ 0.2906	$ 0.3875	$ 0.3875	$ 0.29	[2]
Declaration date	Apr. 29, 2013		Jan. 24, 2013
Payment date			Feb. 14, 2013
Record date			Feb. 04, 2013

[1]	Refers to the cash distribution declared and paid during the period.
[2]	Refers to the cash distribution declared since IPO and paid subsequent to the period end.